September 28, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Performance Funds Trust (File Nos. 33-46488 and 811-06603) Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
Ladies and Gentlemen:
Submitted electronically for filing on behalf of Performance Funds Trust (the “Trust”) pursuant to Rule 485(b) of the Securities Act of 1933, as amended, is Post-Effective Amendment No. 34 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.
This Amendment is being filed under Rule 485(b) and is intended to become effective on October 1, 2009 for the purpose of updating the Trust’s financial and other non-material changes permitted under Rule 485(b) as certified by the opinion of Fund counsel included as an exhibit herein.
As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.
Please direct any questions you may have regarding this filing to my attention at (617) 824-1215 or, in my absence, to Michael P. Malloy, Esq. at (215) 988-2978.
Sincerely,
/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant
cc: Michael P. Malloy, Esq.